OTHER PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER PAYABLE AND ACCRUED EXPENSES
Schedule of Other Payable and Accrued Expenses

Other payable and accrued expenses consisted of the following:

	As of December 31,
	2019	2018
Accrued payroll	$21,751	$1,941
Other tax payable	49,333	82,606
Other payable	203,862	161,455
Total	$274,946	$246,002